ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199
WWW.ROPESGRAY.COM

May 5, 2025

BY EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:	Baillie Gifford Funds (the “Trust”)
(Registration Nos. 333-200831 and 811-10145)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.            the form of the Prospectuses and the Statement of Additional Information, each dated April 30, 2025, for Baillie Gifford China Equities Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford International Alpha Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford International Growth Fund, Baillie Gifford International Smaller Companies Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund, each a series of the Trust, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 68 to the Trust’s registration statement under the Securities Act (“Amendment No. 68”); and

2.            the text of Amendment No. 68 was filed electronically with the Commission on April 30, 2025 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7404 with any questions or comments regarding this matter.

Kind regards,

/s/ William T. Fris

William T. Fris, Esq.

cc:	Gareth Griffiths
George B. Raine, Esq.